INCOME TAX AND DEFERRED TAX ASSETS - Deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred tax items
Allowance for CECL - trade receivable	$ 14
Net operating loss - China	3,438	$ 633,856
Net operating loss - UK	194,762	148,523
Deferred tax assets	198,214	782,379
Valuation allowance	$ (198,214)	$ (782,379)